Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Liabilities

(EUR thousand)		As of March 31
Other current liabilities	Note	2022	2021	2020
Accounts payable - Non trade		6,344	5,833	12,284
Input VAT, withholding tax		3,428	1,370	3,208
Personnel taxes		8,299	8,829	4,185
Share-based payment obligation		—	—	7,396
Lease liabilities current	14	10,538	12,578	14,001
AVPS liabilities		7,210	3,983	3,584
Other current liabilities		2,229	11,600	578
Total		38,048	44,193	45,236